SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 133,337
Intangible assets, net	$ 133,337	$ 333,336